Condensed Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues and other operating income
Revenues	$ 1,010,095	$ 517,881
Other operating income	23,680	5,645
Total revenues and other operating income	1,033,775	523,526
Operating expenses
Voyage expenses and commission	315,437	254,906
Ship operating expenses	87,490	84,867
Administrative expenses	24,339	15,767
Depreciation	112,642	80,780
Contingent rental income	0	(623)
Total operating expenses	539,908	435,697
Net operating income	493,867	87,829
Other income (expenses)
Finance income	7,728	199
Finance expense	(77,807)	(2,173)
Loss on marketable securities	(23,968)	(11,736)
Share of results of associated companies	4,955	5,959
Dividends received	25,500	171
Net other expenses	(63,592)	(7,580)
Profit before income taxes	430,275	80,249
Income tax benefit (expense)	25	(6)
Profit for the period	$ 430,300	$ 80,243
Basic earnings per share (in USD per share)	$ 1.93	$ 0.39
Diluted earnings per share (in USD per share)	$ 1.93	$ 0.39